Hedged-Equity/

Market Neutral: 29%

Activist: 4%

Short-biased Credit: 3%

Short-biased Equity: 5%

Relative Value: 3%

Directional Equity: 10%

Credit Arbitrage: 1%

Distressed Multi-Strategy: 6%

Distressed Liquid: 6%

Distressed Core: 8%

Fixed Income Arbitrage: 7%

Merger / Event-Driven Arbitrage:
10%

Convertible Arbitrage: 2%

Capital Structure Arbitrage: 2%

Real Asset Equity: 3%

Special Situations: 1%

Number of Managers = 42             Median Position Size = 1.9%

Number of Strategies = 16             Average Position Size = 2.1%

Top 20 Holdings = 72.3%               Maximum Position Size = 6.3%

0%

10%

20%

30%

40%

50%

60%

70%

80%

90%

100%

Oct-02

Mar-03

Aug-03

Jan-04

Jun-04

Nov-04

Apr-05

Sep-05

Feb-06

Jul-06

Dec-06

May-07

Oct-07

Mar-08

Aug-08

Capital Structure Arbitrage

Convertible Arbitrage

Merger / Event Driven Arbitrage

Statistical Arbitrage

Fixed Income Arbitrage

Distressed Core

Distressed Liquid

Distressed Multi-Strategy

Credit Arbitrage

Directional Equity

Relative Value

Short-biased Equity

Short-biased Credit

Activist

Hedged-Equity/Market Neutral

Special Situations

Real Asset Equity

Annualized Standard Deviation2 : 2.94%

Average Annualized Return2: 6.72%

Aetos Capital Distressed

Investment Strategies

Fund: 20%

Aetos Capital Multi-Strategy

Arbitrage  Fund: 25%

Aetos Capital Opportunities

Fund: 5%

Aetos Capital Long/

Short Strategies

Fund: 50%

Product Name:                                   Aetos Capital Growth Portfolio                                                                                                                        As of
July 31, 2008

Product Description:                The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to Aetos Capital’s 1940 Act SEC-registered Hedge
Funds of Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This
Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

As of August 1, 2008:

-

-

-

-9.45%

0.42

11.76%

7.62%

7.03%

2.87%

-11.09%

S&P 500 DRI
Index

-

-

-

0.16

Beta: MSCI World Index

-

-

-9.06%

0.66

12.09%

10.74%

10.99%

6.76%

-10.89%

MSCI  World
Index

-2.44%

-

-2.45%

Largest Calendar Qtr. Drawdown

0.50

-

1.36

Sharpe Ratio

From Inception through 7/31/08:

-

-

0.13

Beta:  S&P 500 DRI Index

-

-

-0.06

Beta: Lehman Aggregate Bond Index

3.52%

0.43%

2.94%

Annualized Standard Deviation

4.47%

2.71%

6.72%

Average Annualized Return

4.55%

3.00%

6.63%

5 Year Annualized Return

6.16%

2.56%

0.61%

1 Year Annualized Return

4.37%

3.88%

6.12%

3 Year Annualized Return

Lehman Aggregate
Bond Index

90-Day Treasury
Bills

Aetos Capital Growth
Portfolio

Investment Returns:

As of 7/31/08:

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

                                             For More Information Please Contact:  Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                                                                        Brad Rudner            (212) 201-2532    brudner@aetoscapital.com

Historical Strategy Allocation

Aetos Capital Hedge Fund of Fund Allocation

Strategy Allocation1

Aetos Capital
Balanced Portfolio
Aetos Capital
Growth Portfolio
Aetos Capital
Prime Portfolio
Aetos Capital
Long/Short Portfolio

Single-Strategy Funds
- SEC-registered 1940 Act Funds
- Offshore Funds available

Opportunities Fund
- SEC-registered 1940 Act Fund
- Offshore Fund available

Multi-Strategy Portfolios
- Tactical allocations to the Aetos Capital Funds
- Managed to specific return and volatility targets
- Custom allocations available to target client's desired return and volatility goals

Separate Accounts
- Direct investments with underlying managers

Portable Alpha Utilizing Fund of Hedge Funds
- Portable Alpha Special Purpose Vehicle – Unlisted Vehicles
- Customized Alpha & Beta Overlay Programs

1  Allocations are subject to change over time.

2  Performance figures shown for the period of September 1, 2002 through July 31, 2008 are of the Aetos Capital Growth Portfolio and are net of an investment advisory fee of 0.75% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program.  This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.  The Aetos Capital Opportunities Fund commenced operations on August 1, 2005.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. (Profile B)

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

                                                                 Aetos Capital Growth Portfolio                                                                                                                                As of
July 31, 2008

SEI Private Trust Company, Inc.

Administrator

PricewaterhouseCoopers, LLC

Auditor

Quarterly / 90 Days

Redemption Frequency / Notice Period

$1 million

Minimum Investment

1 Year (2 Years for Aetos Capital Opportunities Fund)

Lock-Up Period

Monthly / 30 Days

Contribution Frequency / Notice Period

Yes

High Water Mark

3 Month T-bills

Hurdle Rate

10% of profits

Incentive Fee

0.75%

Management Fee

Aetos Capital: Portfolios and Products

Gross Exposure

Long

Net Exposure

Short

Fees & Terms

Historical Exposures

3.33%

8.13%

0.63%

-0.05%

1.53%

0.98%

-1.38%

-0.65%

0.45%

1.68%

1.47%

1.19%

0.45%

1.58%

2007

-

-1.07%

-

-

-

-

-

-0.80%

-0.27%

1.86%

0.64%

-1.47%

1.33%

-2.30%

2008

2.32%

8.91%

1.17%

1.41%

0.85%

0.20%

0.59%

0.41%

0.23%

-0.61%

0.93%

1.15%

0.33%

1.93%

2006

2.25%

6.84%

1.33%

0.63%

-0.82%

0.84%

0.62%

1.03%

0.79%

0.74%

-0.43%

0.27%

1.34%

0.32%

2005

Standard Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

1.12%

1.08%

0.42%

0.19%

-0.57%

-

-

-

-

-

-

-

-

2002

2.05%

10.67%

1.00%

1.01%

1.32%

0.77%

0.77%

0.24%

1.31%

1.74%

1.63%

0.13%

-0.02%

0.30%

2003

2.67%

5.49%

0.94%

1.58%

0.53%

0.69%

-0.03%

-0.14%

0.38%

-0.13%

-0.90%

-0.08%

0.72%

1.81%

2004

Investment Performance2 (US$)